Long-Term Debt	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Long-Term Debt
LONG-TERM DEBT

Note 7.Long-Term Debt

As of April 30, 2020, long-term debt consisted of $250.0 principal amount of 11.5% senior secured notes due 2025 (the “Notes”) offered pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons outside the United States in compliance with Regulation S under the Securities Act. On a net basis, after taking into consideration the debt issue costs for the Notes, total debt as of April 30, 2020 was $243.2.

As of April 30, 2020, the Company also had a $100.0 asset-based revolving credit facility pursuant to a senior secured credit agreement dated August 10, 2018 (the “ABL Facility”). The ABL Facility became effective on September 14, 2018, the date of the spin-off, and matures in September 2023. On October 22, 2018, the ABL Facility was amended primarily to permit the Company to issue the Notes and acquire Motley Services, LLC (“Motley”) and the definition of the required ratio (as defined in the ABL Facility) was also amended as a result of the Notes issuance.

Borrowings under the ABL Facility bear interest at a rate equal to the London Interbank Offered Rate plus the applicable margin (as defined in the ABL Facility). No amounts were outstanding under the ABL Facility as of April 30, 2020.

The ABL Facility is tied to a borrowing base formula and has no maintenance financial covenants. The ABL Facility is secured by, among other things, a first priority lien on the Company’s accounts receivable and inventory and contains customary conditions precedent to borrowing and affirmative and negative covenants, all of which were met as of April 30, 2020. Availability under the ABL Facility was $42.0 and $60.0 as of April 30, 2020 and January 31, 2020, respectively. The decrease in availability during the current period is primarily related to lower levels of accounts receivable at April 30, 2020.

Letters of credit issued under the ABL Facility aggregated $2.2 at April 30, 2020.

7. LONG-TERM DEBT

Long-term debt consists of the following:

	January 31, 2020	January 31, 2019
Senior secured notes	$250.0	$250.0
Less unamortized debt issue costs	7.0	7.8
	$243.0	$242.2

As of January 31, 2020 and 2019, long-term debt consisted of $250.0 principal amount of 11.5% senior secured notes due November 2025 (the “Notes”) offered pursuant to Rule 144A under the Securities Act and to certain non-U.S. persons outside the United States in compliance with Regulation S under the Securities Act. The indenture governing the Notes requires semi-annual interest payments on May 1 and November 1 of each year through the maturity date of November 1, 2025. On a net basis, after taking into consideration the debt issue costs for the Notes, total debt as of January 31, 2020 and 2019 was $243.0 and $242.2, respectively.

As of January 31, 2020 and 2019, the Company also had a $100.0 asset-based revolving credit facility pursuant to a senior secured credit agreement dated August 10, 2018 (the “ABL Facility”). The ABL Facility became effective on September 14, 2018, the date of the Spin-Off, and matures in September 2023. On October 22, 2018, the ABL Facility was amended primarily to permit the Company to issue the Notes and acquire Motley and also amended the definition of the required ratio (as defined in the ABL Facility) as a result of the Notes issuance. Unamortized deferred costs for the ABL Facility of $0.9 and $1.2 were recorded in other non-current assets as of January 31, 2020 and 2019, respectively.

Borrowings under the ABL Facility bear interest at a rate equal to the London interbank offered rate plus the applicable margin (as defined in the ABL Facility). No amounts were outstanding under the ABL Facility as of January 31, 2020 or 2019.

The ABL Facility is tied to a borrowing base formula and has no maintenance financial covenants. The ABL Facility is secured by, among other things, a first priority lien on our accounts receivable and inventory and contains customary conditions precedent to borrowing and affirmative and negative covenants, all of which were met as of January 31, 2020. Availability under the ABL Facility is determined primarily by a borrowing base formula calculated based on a percentage of our accounts receivable and inventory ($60.0 million as of January 31, 2020). The amount of availability under the ABL Facility will be reduced by the greater of $10.0 million or 15% of the borrowing base during any period for which the Company’s fixed charge coverage ratio is not at least 1:1 for the trailing four quarters for which financial statements have been delivered.

The indenture that governs the Notes and the credit agreement that governs the ABL Facility contain certain affirmative and negative covenants that are binding on the borrowers and their subsidiaries, including, among others, restrictions (subject to exceptions and qualifications) on the ability of the borrowers and their subsidiaries to create liens, to undertake fundamental changes, to incur debt, to sell or dispose of assets, to make investments, to make restricted payments such as dividends, distributions or equity repurchases, to change the nature of their businesses, to enter into transactions with affiliates and to enter into certain burdensome agreements.

Letters of credit issued under the ABL Facility aggregated $0.8 at January 31, 2020.

Maturities of long-term debt are as follows:

Year Ending January 31,
2021	$—
2022	—
2023	—
2024	—
2025	—
Thereafter	250.0
Total	$250.0

Interest expense amounted to $30.4,  $7.7 and $0.0 for the years ended January 31, 2020, 2019 and 2018, respectively.